Consolidated Statement of Comprehensive Income (Alternative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Total comprehensive income	$ 21,815	$ 14,668	$ 14,417